Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Year Ended December 31,
	2011	2012	2013

Net and diluted income	$ 10,228	$ 20,077	$ 27,063

Less: Dividends declared and undistributed earnings allocated to unvested shares	(143)	(396)	(739)
Basic income available to common stockholders	$ 10,085	$ 19,681	$ 26,324

Basic weighted average number of common shares outstanding	45,979,761	45,473,360	45,677,249

Add: Dilutive effect of non-vested shares	-	-	-
Add: Dilutive effect of the Notes	-	-	-

Diluted weighted average number of common shares outstanding	45,979,761	45,473,360	45,677,249

Basic earnings per common share	$ 0.22	$ 0.44	$ 0.58
Diluted earnings per common share	$ 0.22	$ 0.44	$ 0.58